Supplementary Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Supplementary Financial Information [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION
11. SUPPLEMENTARY FINANCIAL INFORMATION
Other (Income) and Deductions
–
Net

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Professional fees	$2	$1	$4	$6
Recoverable Pension and OPEB – non-service costs	4	4	13	27
Non-recoverable pension and OPEB	—	(1)	—	(2)
Gain on disposal of assets	(1)	(1)	(1)	(1)
AFUDC – equity income	(14)	(12)	(41)	(35)
Interest and investment (income) loss – net	(5)	(5)	(21)	(9)
Other	(1)	2	1	4

Total other (income) and deductions – net	$(15)	$(12)	$(45)	$(10)

Interest Expense and Related Charges

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Interest	$177	$143	$501	$406
Amortization of discount, premium and debt issuance costs	3	4	10	10
Less AFUDC – capitalized interest portion	(10)	(7)	(30)	(20)

Total interest expense and related charges	$170	$140	$481	$396

Accounts Receivable
–
Net
Accounts receivable reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2024	2023
Accounts receivable	$1,179	$958
Allowance for uncollectible accounts	(16)	(14)

Accounts receivable – net	$1,163	$944

The accounts receivable balance from REP subsidiaries of our two largest customers, collectively represented 25% and 23%, respectively, of our accounts receivable balance at September 30, 2024 and 22% and 20%, respectively, of our accounts receivable balance at December 31, 2023. No other customer represented 10% or more of the total accounts receivable at such dates.
Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.
Prepayments and Other Current Assets
Prepayments and other current assets reported on our balance sheet consisted of the following:

	At September 30, 2024	At December 31, 2023
Insurance prepayments	$39	$9
Local franchise tax prepayments	79	78
Other	15	14

Prepayments and other current assets	$133	$101

Investments and Other Property
Investments and other property reported on our balance sheet consisted of the following:

	At September 30, 2024	At December 31, 2023
Assets related to employee benefit plans	$164	$137
Non-utility property – land	19	19
Other	1	2

Total investments and other property	$184	$158

Consolidated VIE
Receivables LLC is considered a VIE under ASC 810. We are the primary beneficiary of this VIE because we have the power to direct AR Facility related activities of the VIE, the obligation to absorb losses and the right to receive benefits that could be significant to the VIE. See Note 5 for more information on the AR Facility. As a result, we consolidate Receivables LLC. Receivable LLC’s assets and liabilities on the balance sheets consisted of the following:

	At September 30, 2024	At December 31, 2023
Assets
Cash and cash equivalents	$10	$—
REP Accounts receivable – net	781	638
Income tax receivable	7	4
Unamortized AR Facility costs	(9)	2

Total assets	$789	$644

Liabilities
Accrued interest	$2	$—
Long-term debt	500	—

Total liabilities	$502	$—

Property, Plant and Equipment
Property, plant and equipment – net reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/ Average Life of Depreciable Plant At September 30, 2024	At September 30, 2024	At December 31, 2023
Assets in service:
Distribution	2.7% / 36.4 years	$20,259	$18,865
Transmission	2.4% / 42.0 years	15,739	15,001
Other assets	7.9% / 12.6 years	2,088	2,097

Total		38,086	35,963
Less accumulated depreciation		9,640	9,301

Net of accumulated depreciation		28,446	26,662
Construction work in progress		2,178	1,339
Held for future use		83	56

Property, plant and equipment – net		$30,707	$28,057

Intangible Assets
Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At September 30, 2024			At December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$687	$133	$554	$679	$127	$552
Capitalized software and other	1,223	438	785	1,238	416	822

Total	$1,910	$571	$1,339	$1,917	$543	$1,374

Aggregate amortization expense for intangible assets totaled $28 million and $27 million for the three months ended September 30, 2024 and 2023, respectively, and $85 million and $72 million for the nine months ended September 30, 2024 and 2023, respectively. The estimated annual amortization expense for the five-year period from 2024 to 2028, based on rates in effect at September 30, 2024, is as follows:

Year	Amortization Expense
2024	$114
2025	$116
2026	$116
2027	$116
2028	$116
Operating Lease and Other Obligations
Operating lease and other obligations reported on our balance sheet consisted of the following:

	At September 30, 2024	At December 31, 2023
Operating lease liabilities	$124	$112
Investment tax credits	2	3
Customer advances for construction – noncurrent	169	105
Litigation claim obligations	5	6
Fair value of derivative liabilities	1	—
Other	83	79

Total operating lease and other obligations	$384	$305

Supplemental Cash Flow Information

	Nine Months Ended September 30,
	2024	2023
Cash payments related to:
Interest	$416	$330
Less capitalized interest	(30)	(20)

Total interest payments (net of amounts capitalized)	$386	$310

Amount in lieu of income taxes (Note 9):
Federal	$45	$84
State	29	28

Total payments in lieu of income taxes	$74	$112

Noncash investing activities:
Construction expenditures financed through accounts payable (a)	$473	$342

(a)	Represents end-of-period accruals.

11. SUPPLEMENTARY FINANCIAL INFORMATION
Other (Income) and Deductions
–
Net

	Years Ended December 31,
	2023	2022	2021
Professional fees	$8	$7	$9
Recoverable Pension and OPEB – non-service costs	32	56	54
Non-recoverable pension and OPEB	(3)	2	3
Gain on sale of non-utility property	(9)	(12)	(1)
AFUDC – equity income	(50)	(36)	(27)
Interest and investment (income) loss – net	(13)	2	(8)
Other	4	1	1

Total other (income) and deductions – net	$(31)	$20	$31

Interest Expense and Related Charges

	Years Ended December 31,
	2023	2022	2021
Interest	$552	$453	$415
Amortization of discount, premium and debt issuance costs	13	10	11
Less AFUDC – capitalized interest portion	(29)	(18)	(13)

Total interest expense and related charges	$536	$445	$413

Accounts Receivable
–
Net
Accounts receivable reported on our balance sheet consisted of the following:

	At December 31,
	2023	2022
Accounts receivable	$958	$897
Allowance for uncollectible accounts	(14)	(13)

Accounts receivable – net	$944	$884

The accounts receivable balance from REP subsidiaries of our two largest customers, collectively represented 22% and 20%, respectively, of our accounts receivable balance at December 31, 2023 and 23% and 20%, respectively, of the accounts receivable balance at December 31, 2022. No other customer represented 10% or more of the total accounts receivable during such periods.
Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.
Investments and Other Property
Investments and other property reported on our balance sheet consist of the following:

	At December 31,
	2023	2022
Assets related to employee benefit plans (a)	$137	$123
Non-utility property – land	19	12
Other	2	2

Total investments and other property	$158	$137

(a)
The majority of these assets, which are held in rabbi trusts, represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans. At December 31, 2023 and 2022, the face amount of these policies totaled $191 million and $175 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $100 million and $94 million, respectively. Changes in cash surrender value are netted against premiums paid. Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.

Consolidated VIE
We have a controlling financial interest that has been identified as a VIE under ASC 810 in Receivables LLC, which has entered into the AR Facility. See Note 6 for more information on AR Facility.
The summarized financial information for our consolidated VIE consisted of the following:

At December 31, 2023
Assets:
Accounts receivable – net	$638
Income tax receivable	4
Unamortized debt issuance costs	2

Total assets	$644

Property, Plant and Equipment
–
Net
Property, plant and equipment – net reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/ Average Life of Depreciable Plant at December 31, 2023 (a)	At December 31,
		2023	2022
Assets in service:
Distribution	2.8% / 36.3 years	$18,865	$17,226
Transmission	2.4% / 42.2 years	15,001	13,874
Other assets	7.8% / 12.9 years	2,097	2,156

Total		35,963	33,256
Less accumulated depreciation		9,301	9,054

Net of accumulated depreciation		26,662	24,202
Construction work in progress		1,339	953
Held for future use		56	48

Property, plant and equipment – net		$28,057	$25,203

(a)
Reflects depreciation rates and average lives of depreciable plant in the final order in our comprehensive base rate review (PUCT Docket No. 53601) that went into effect on May 1, 2023. See Note 2 for more information on the base rate review.

Depreciation expense as a percent of average depreciable property approximated 2.7% for each of the years ended December 31, 2023 and 2022.
Intangible Assets
Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At December 31, 2023			At December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$679	$127	$552	$662	$122	$540
Capitalized software and other	1,238	416	822	1,183	441	742

Total	$1,917	$543	$1,374	$1,845	$563	$1,282

Aggregate amortization expense for intangible assets totaled $97 million, $76 million and $50 million for the years ended December 31, 2023, 2022 and 2021, respectively. At December 31, 2023, the weighted average remaining useful lives of capitalized land easements and software were 82 years and 8 years, respectively. The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Years	Amortization Expenses (a)
2024	$112
2025	$112
2026	$112
2027	$112
2028	$112

(a)	Amortization rates and average lives of depreciable intangible assets, reflected in the final order in our comprehensive base rate review (PUCT Docket No. 53601) that went into effect on May 1, 2023.
Goodwill totaling $4.740 billion was reported on our balance sheet at both December 31, 2023 and 2022. See Note 1 regarding goodwill impairment assessment and testing.
Operating Lease and Other Obligations
Operating lease and other obligations reported on our balance sheet consisted of the following:

	At December 31,
	2023	2022
Operating lease liabilities (Notes 1 and 7)	$112	$131
Investment tax credits	3	3
Customer advances for construction – noncurrent	105	71
Other	85	70

Total operating lease and other obligations	$305	$275

Supplemental Cash Flow Information

	Years Ended December 31,
	2023	2022	2021
Cash payments related to:
Interest	$519	$441	$409
Less capitalized interest	(29)	(18)	(13)

Interest payments (net of amounts capitalized)	$490	$423	$396

Amount in lieu of income taxes (a):
Federal	$109	$99	$61
State	28	24	23

Total payments in lieu of income taxes	$137	$123	$84

Noncash investing activities:
Construction expenditures financed through accounts payable (b)	$319	$305	$254
Transfer of title to assets constructed for and prepaid by third party	$—	$—	$150

(a)	See Note 10 for income tax related detail.
(b)	Represents end-of-period accruals.